PREMIUM FINANCE LOANS PAYABLE	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
PREMIUM FINANCE LOANS PAYABLE

Premium Finance Loan Payable

The Company generally finances its annual insurance premiums through the use of short-term notes, payable in 10 equal monthly installments. Coverages financed include Directors and Officers and Errors and Omissions with premiums financed in 2018 of $92,537 and $63,999, respectively.

Total Premium Finance Loan Payable balance for all of the Company's policies was $92,537 at December 31, 2018 and $63,133 at December 31, 2017.